BUSINESS COMBINATIONS - Narrative (Details) - Manufacturing Facility Workforce - USD ($) $ in Millions		12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 5
Goodwill	5
Revenue of combined entity as if combination occurred at beginning of period		$ 10
Acquisition-related costs	$ 6